Calvert

US Mid-Cap Core Responsible Index Fund

December 31, 2019

Schedule of Investments (unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Aerospace & Defense — 0.4%
Axon Enterprise, Inc.(1)(2)	884	$64,780
HEICO Corp.	572	65,294
Hexcel Corp.	1,239	90,831
Mercury Systems, Inc.(1)	750	51,832
Moog, Inc., Class A	439	37,460

		$310,197

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	1,698	$132,783
Expeditors International of Washington, Inc.	2,035	158,771

		$291,554

Airlines — 1.3%
Alaska Air Group, Inc.	1,426	$96,612
American Airlines Group, Inc.(2)	5,116	146,727
JetBlue Airways Corp.(1)	3,666	68,628
SkyWest, Inc.	659	42,591
Southwest Airlines Co.	5,737	309,683
Spirit Airlines, Inc.(1)	927	37,367
United Airlines Holdings, Inc.(1)	2,932	258,280

		$959,888

Auto Components — 1.0%
Aptiv PLC	3,052	$289,848
Autoliv, Inc.	1,093	92,260
BorgWarner, Inc.	2,560	111,053
Gentex Corp.	2,949	85,462
Lear Corp.(2)	788	108,114

		$686,737

Automobiles — 0.2%
Harley-Davidson, Inc.(2)	1,947	$72,409
Thor Industries, Inc.(2)	603	44,797

		$117,206

Banks — 5.4%
Associated Banc-Corp.	1,795	$39,562
BancorpSouth Bank	1,009	31,693
Bank of Hawaii Corp.(2)	491	46,724
Bank OZK	1,489	45,422
BankUnited, Inc.	1,041	38,059
BOK Financial Corp.	379	33,125
CenterState Bank Corp.	1,360	33,973
CIT Group, Inc.	1,083	49,417
Citizens Financial Group, Inc.	5,051	205,121
Comerica, Inc.	1,688	121,114
Commerce Bancshares, Inc.	1,209	82,139
Community Bank System, Inc.	536	38,024

Security	Shares	Value
Cullen/Frost Bankers, Inc.	627	$61,308
CVB Financial Corp.	1,554	33,535
East West Bancorp, Inc.	1,725	84,007
F.N.B. Corp.	3,606	45,796
Fifth Third Bancorp	8,148	250,469
First Citizens BancShares, Inc., Class A	66	35,126
First Financial Bankshares, Inc.	1,360	47,736
First Hawaiian, Inc.	1,491	43,015
First Horizon National Corp.	3,401	56,321
First Republic Bank	1,954	229,497
Glacier Bancorp, Inc.	985	45,300
Hancock Whitney Corp.	975	42,783
Home BancShares, Inc.	1,715	33,717
Huntington Bancshares, Inc.	11,858	178,819
IBERIABANK Corp.	597	44,673
Investors Bancorp, Inc.	2,644	31,503
KeyCorp	11,299	228,692
M&T Bank Corp.	1,510	256,322
Old National Bancorp	2,059	37,659
PacWest Bancorp	1,225	46,881
People’s United Financial, Inc.	5,444	92,004
Pinnacle Financial Partners, Inc.	833	53,312
Popular, Inc.	1,049	61,629
Prosperity Bancshares, Inc.	1,093	78,576
Regions Financial Corp.	11,371	195,126
Signature Bank	655	89,480
Sterling Bancorp	2,222	46,840
SVB Financial Group(1)	607	152,381
Synovus Financial Corp.	1,652	64,758
Texas Capital Bancshares, Inc.(1)	516	29,293
UMB Financial Corp.	523	35,899
Umpqua Holdings Corp.	2,357	41,719
United Bankshares, Inc.	1,212	46,856
Valley National Bancorp	3,219	36,858
Webster Financial Corp.	1,111	59,283
Western Alliance Bancorp	1,040	59,280
Wintrust Financial Corp.	694	49,205
Zions BanCorp NA	1,844	95,740

		$3,885,771

Beverages — 0.0%(3)
Coca-Cola Consolidated, Inc.	74	$21,020

Biotechnology — 2.8%
ACADIA Pharmaceuticals, Inc.(1)(2)	1,235	$52,833
Alexion Pharmaceuticals, Inc.(1)	2,671	288,869
Alkermes PLC(1)	1,684	34,354
Allogene Therapeutics, Inc.(1)(2)	544	14,133
Alnylam Pharmaceuticals, Inc.(1)	1,356	156,170
Amicus Therapeutics, Inc.(1)	2,961	28,840
BioMarin Pharmaceutical, Inc.(1)	2,226	188,208
Bluebird Bio, Inc.(1)(2)	739	64,847
Blueprint Medicines Corp.(1)	635	50,870
Exact Sciences Corp.(1)(2)	1,814	167,759
Exelixis, Inc.(1)	3,708	65,335

Security	Shares	Value
FibroGen, Inc.(1)	1,003	$43,019
Global Blood Therapeutics, Inc.(1)(2)	684	54,371
Incyte Corp.(1)	2,178	190,183
Ionis Pharmaceuticals, Inc.(1)	1,629	98,408
Neurocrine Biosciences, Inc.(1)	1,113	119,636
Sage Therapeutics, Inc.(1)(2)	662	47,790
Sarepta Therapeutics, Inc.(1)(2)	866	111,749
Seattle Genetics, Inc.(1)	1,409	160,992
Ultragenyx Pharmaceutical, Inc.(1)(2)	774	33,058
United Therapeutics Corp.(1)	516	45,449

		$2,016,873

Building Products — 0.9%
Allegion PLC	1,296	$161,404
Armstrong World Industries, Inc.	569	53,469
Fortune Brands Home & Security, Inc.	1,520	99,317
Masco Corp.	3,242	155,583
Owens Corning	1,927	125,486
Trex Co., Inc.(1)(2)	709	63,725

		$658,984

Capital Markets — 4.4%
Affiliated Managers Group, Inc.	559	$47,370
Ameriprise Financial, Inc.	1,468	244,539
Ares Management Corp., Class A	935	33,370
Cboe Global Markets, Inc.	1,262	151,440
E*Trade Financial Corp.	2,544	115,421
Evercore, Inc., Class A	469	35,062
FactSet Research Systems, Inc.(2)	476	127,711
Franklin Resources, Inc.	3,431	89,137
Houlihan Lokey, Inc., Class A	394	19,255
Interactive Brokers Group, Inc., Class A(2)	894	41,678
Invesco, Ltd.	4,387	78,878
KKR & Co., Inc., Class A	5,977	174,349
Lazard, Ltd., Class A	1,340	53,546
Legg Mason, Inc.	868	31,170
LPL Financial Holdings, Inc.	871	80,350
MarketAxess Holdings, Inc.	414	156,952
Morningstar, Inc.	299	45,242
MSCI, Inc.	1,033	266,700
Nasdaq, Inc.	1,365	146,192
Northern Trust Corp.	2,426	257,738
Raymond James Financial, Inc.	1,384	123,813
SEI Investments Co.	1,410	92,327
State Street Corp.	4,113	325,338
Stifel Financial Corp.	698	42,334
T. Rowe Price Group, Inc.	2,644	322,145
Virtu Financial, Inc., Class A(2)	667	10,665

		$3,112,722

Chemicals — 2.1%
Ashland Global Holdings, Inc.	785	$60,076
Axalta Coating Systems, Ltd.(1)	3,100	94,240
Celanese Corp.	1,628	200,439

Security	Shares	Value
Eastman Chemical Co.	1,854	$146,948
FMC Corp.	1,844	184,068
Ingevity Corp.(1)	589	51,467
International Flavors & Fragrances, Inc.(2)	1,455	187,724
Mosaic Co. (The)	4,689	101,470
PPG Industries, Inc.	2,742	366,030
Sensient Technologies Corp.	676	44,677
WR Grace & Co.	738	51,549

		$1,488,688

Commercial Services & Supplies — 1.1%
ADT, Inc.(2)	1,030	$8,168
Cintas Corp.	959	258,048
Copart, Inc.(1)	2,348	213,527
IAA, Inc.(1)	1,741	81,931
KAR Auction Services, Inc.(2)	1,489	32,445
MSA Safety, Inc.	518	65,455
Tetra Tech, Inc.	1,087	93,656
UniFirst Corp.	183	36,962

		$790,192

Communications Equipment — 1.4%
Arista Networks, Inc.(1)	678	$137,905
Ciena Corp.(1)	2,014	85,978
CommScope Holding Co., Inc.(1)	1,987	28,195
EchoStar Corp., Class A(1)	597	25,856
F5 Networks, Inc.(1)	744	103,900
Juniper Networks, Inc.	4,112	101,279
Lumentum Holdings, Inc.(1)	944	74,859
Motorola Solutions, Inc.	2,030	327,114
ViaSat, Inc.(1)	719	52,627
Viavi Solutions, Inc.(1)	2,746	41,190

		$978,903

Construction & Engineering — 0.4%
EMCOR Group, Inc.	1,122	$96,829
MasTec, Inc.(1)	1,319	84,627
Quanta Services, Inc.	2,545	103,607

		$285,063

Consumer Finance — 1.3%
Ally Financial, Inc.	4,228	$129,208
Credit Acceptance Corp.(1)(2)	150	66,349
Discover Financial Services	3,592	304,673
FirstCash, Inc.	540	43,540
OneMain Holdings, Inc.	978	41,223
SLM Corp.	4,692	41,806
Synchrony Financial	7,409	266,798

		$893,597

Containers & Packaging — 1.6%
AptarGroup, Inc.	906	$104,752
Ardagh Group S.A.	485	9,496
Avery Dennison Corp.	1,176	153,844
Ball Corp.	3,968	256,611
Berry Global Group, Inc.(1)	1,925	91,418
Crown Holdings, Inc.(1)	1,847	133,981

Security	Shares	Value
Packaging Corp. of America	1,318	$147,603
Silgan Holdings, Inc.	1,182	36,737
Sonoco Products Co.	1,449	89,432
WestRock Co.	3,502	150,271

		$1,174,145

Distributors — 0.5%
Genuine Parts Co.	1,594	$169,331
LKQ Corp.(1)	3,502	125,021
Pool Corp.	461	97,907

		$392,259

Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc.(1)	755	$113,469
Chegg, Inc.(1)	1,444	54,742
frontdoor, Inc.(1)	1,069	50,692
Graham Holdings Co., Class B	61	38,978
Grand Canyon Education, Inc.(1)	638	61,114
H&R Block, Inc.(2)	2,574	60,438
Laureate Education, Inc., Class A(1)	1,266	22,294
Service Corp. International	2,274	104,672
ServiceMaster Global Holdings, Inc.(1)	1,768	68,351
Strategic Education, Inc.	298	47,352

		$622,102

Diversified Financial Services — 0.2%
Jefferies Financial Group, Inc.	2,750	$58,767
Voya Financial, Inc.	1,459	88,970

		$147,737

Diversified Telecommunication Services — 0.6%
CenturyLink, Inc.	13,327	$176,050
GCI Liberty, Inc., Class A(1)	1,290	91,397
Iridium Communications, Inc.(1)	1,050	25,872
Vonage Holdings Corp.(1)	2,589	19,184
Zayo Group Holdings, Inc.(1)	2,830	98,059

		$410,562

Electric Utilities — 1.0%
Alliant Energy Corp.	3,480	$190,425
Avangrid, Inc.	1,439	73,619
Eversource Energy	3,826	325,478
Portland General Electric Co.	1,820	101,538

		$691,060

Electrical Equipment — 1.4%
Acuity Brands, Inc.	579	$79,902
AMETEK, Inc.	2,811	280,369
Generac Holdings, Inc.(1)	870	87,513
GrafTech International, Ltd.(2)	612	7,111
Hubbell, Inc.	780	115,300
nVent Electric PLC	2,256	57,709
Regal Beloit Corp.	573	49,055
Rockwell Automation, Inc.	1,418	287,386

		$964,345

Security	Shares	Value
Electronic Equipment, Instruments & Components — 2.9%
Amphenol Corp., Class A	3,421	$370,255
Arrow Electronics, Inc.(1)	883	74,825
Avnet, Inc.	1,055	44,774
CDW Corp.	1,807	258,112
Corning, Inc.	9,295	270,577
Dolby Laboratories, Inc., Class A	772	53,114
FLIR Systems, Inc.	1,641	85,447
IPG Photonics Corp.(1)	461	66,808
Jabil, Inc.	1,876	77,535
Keysight Technologies, Inc.(1)	2,317	237,794
National Instruments Corp.	1,579	66,855
Novanta, Inc.(1)	515	45,547
SYNNEX Corp.	497	64,014
Tech Data Corp.(1)	397	57,009
Trimble, Inc.(1)	3,628	151,251
Zebra Technologies Corp., Class A(1)	674	172,166

		$2,096,083

Energy Equipment & Services — 0.5%
Baker Hughes Co.	8,721	$223,519
National Oilwell Varco, Inc.	6,123	153,381

		$376,900

Entertainment — 1.0%
Cinemark Holdings, Inc.(2)	1,463	$49,522
Liberty Formula One, Series A(1)	343	15,016
Lions Gate Entertainment Corp., Class A(1)	2,498	26,629
Live Nation Entertainment, Inc.(1)	1,895	135,436
Madison Square Garden Co. (The), Class A(1)	226	66,487
Roku, Inc.(1)(2)	1,043	139,658
Take-Two Interactive Software, Inc.(1)	1,392	170,423
World Wrestling Entertainment, Inc., Class A(2)	585	37,949
Zynga, Inc., Class A(1)	10,193	62,381

		$703,501

Food & Staples Retailing — 0.8%
BJ’s Wholesale Club Holdings, Inc.(1)(2)	1,337	$30,403
Casey’s General Stores, Inc.	497	79,018
Kroger Co. (The)	9,633	279,261
Performance Food Group Co.(1)	1,609	82,831
US Foods Holding Corp.(1)	2,921	122,361

		$593,874

Food Products — 3.0%
Bunge, Ltd.	1,902	$109,460
Campbell Soup Co.	2,357	116,483
Conagra Brands, Inc.	6,473	221,635
Darling Ingredients, Inc.(1)	2,230	62,618
Flowers Foods, Inc.	2,709	58,894
Hershey Co. (The)	1,839	270,296
Hormel Foods Corp.(2)	3,816	172,140
Ingredion, Inc.	843	78,357
J&J Snack Foods Corp.	207	38,144
JM Smucker Co. (The)	1,528	159,111
Kellogg Co.	3,245	224,424
Lamb Weston Holdings, Inc.	1,951	167,845

Security	Shares	Value
Lancaster Colony Corp.	262	$41,946
McCormick & Co., Inc.	1,616	274,284
Post Holdings, Inc.(1)	921	100,481
TreeHouse Foods, Inc.(1)	635	30,797

		$2,126,915

Gas Utilities — 1.0%
Atmos Energy Corp.	1,681	$188,037
New Jersey Resources Corp.	2,030	90,477
ONE Gas, Inc.	1,139	106,576
Southwest Gas Holdings, Inc.	1,240	94,203
Spire, Inc.	1,202	100,139
UGI Corp.	3,147	142,118

		$721,550

Health Care Equipment & Supplies — 4.5%
ABIOMED, Inc.(1)	549	$93,654
Align Technology, Inc.(1)	885	246,950
Cantel Medical Corp.(2)	499	35,379
Cooper Cos., Inc. (The)	600	192,774
DENTSPLY SIRONA, Inc.	2,746	155,396
DexCom, Inc.(1)	1,094	239,301
Globus Medical, Inc., Class A(1)	993	58,468
Haemonetics Corp.(1)	612	70,319
Hill-Rom Holdings, Inc.	828	94,003
Hologic, Inc.(1)	3,379	176,418
ICU Medical, Inc.(1)	246	46,031
IDEXX Laboratories, Inc.(1)	1,056	275,753
Insulet Corp.(1)	739	126,517
Integra LifeSciences Holdings Corp.(1)	946	55,133
Masimo Corp.(1)	648	102,423
Merit Medical Systems, Inc.(1)	811	25,319
Neogen Corp.(1)	584	38,112
Novocure, Ltd.(1)	972	81,910
NuVasive, Inc.(1)	693	53,597
Penumbra, Inc.(1)(2)	415	68,172
ResMed, Inc.	1,780	275,847
STERIS PLC	1,068	162,785
Tandem Diabetes Care, Inc.(1)(2)	676	40,296
Teleflex, Inc.	563	211,936
Varian Medical Systems, Inc.(1)	1,148	163,027
West Pharmaceutical Services, Inc.	920	138,304

		$3,227,824

Health Care Providers & Services — 2.4%
Amedisys, Inc.(1)	383	$63,930
Centene Corp.(1)	4,847	304,731
Chemed Corp.	187	82,142
Covetrus, Inc.(1)(2)	1,070	14,124
DaVita, Inc.(1)	1,617	121,324
Encompass Health Corp.	1,150	79,660
Ensign Group, Inc. (The)	634	28,765
Guardant Health, Inc.(1)	498	38,914
HealthEquity, Inc.(1)	905	67,033
Henry Schein, Inc.(1)	1,854	123,699

Security	Shares	Value
Laboratory Corp. of America Holdings(1)	1,197	$202,496
LHC Group, Inc.(1)	395	54,415
Molina Healthcare, Inc.(1)	774	105,024
Premier, Inc., Class A(1)	708	26,819
Quest Diagnostics, Inc.	1,673	178,660
WellCare Health Plans, Inc.(1)	632	208,693

		$1,700,429

Health Care Technology — 0.9%
Cerner Corp.	3,708	$272,130
Omnicell, Inc.(1)	477	38,981
Teladoc Health, Inc.(1)(2)	853	71,413
Veeva Systems, Inc., Class A(1)	1,611	226,603

		$609,127

Hotels, Restaurants & Leisure — 3.4%
Aramark	3,223	$139,878
Chipotle Mexican Grill, Inc.(1)	334	279,595
Choice Hotels International, Inc.(2)	463	47,888
Cracker Barrel Old Country Store, Inc.	340	52,272
Darden Restaurants, Inc.	1,687	183,900
Domino’s Pizza, Inc.	565	165,986
Dunkin’ Brands Group, Inc.	1,126	85,058
Extended Stay America, Inc.	2,120	31,503
Hilton Worldwide Holdings, Inc.	3,260	361,567
Hyatt Hotels Corp., Class A	451	40,459
Marriott Vacations Worldwide Corp.	444	57,169
Planet Fitness, Inc., Class A(1)	1,065	79,534
Royal Caribbean Cruises, Ltd.	2,111	281,840
Six Flags Entertainment Corp.	1,138	51,335
Texas Roadhouse, Inc.	834	46,971
Vail Resorts, Inc.	524	125,671
Wendy’s Co. (The)	2,599	57,724
Wyndham Destinations, Inc.	1,099	56,807
Wyndham Hotels & Resorts, Inc.	1,267	79,580
Yum China Holdings, Inc.	4,631	222,334

		$2,447,071

Household Durables — 0.9%
Helen of Troy, Ltd.(1)	298	$53,577
Leggett & Platt, Inc.	1,400	71,162
Mohawk Industries, Inc.(1)	699	95,330
Newell Brands, Inc.	4,600	88,412
NVR, Inc.(1)	48	182,804
Tempur Sealy International, Inc.(1)	523	45,532
Whirlpool Corp.	731	107,845

		$644,662

Household Products — 0.6%
Church & Dwight Co., Inc.	2,817	$198,148
Clorox Co. (The)	1,460	224,169
Energizer Holdings, Inc.(2)	756	37,966

		$460,283

Independent Power and Renewable Electricity Producers — 0.6%
AES Corp. (The)	9,363	$186,324
Clearway Energy, Inc., Class C	2,621	52,289

Security	Shares	Value
Ormat Technologies, Inc.	1,170	$87,188
TerraForm Power, Inc., Class A	5,325	81,952

		$407,753

Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	899	$145,494

Insurance — 5.0%
Alleghany Corp.(1)	162	$129,530
American Financial Group, Inc.	894	98,027
American National Insurance Co.	128	15,063
Arch Capital Group, Ltd.(1)	4,489	192,533
Arthur J. Gallagher & Co.	2,392	227,790
Assurant, Inc.	730	95,688
Assured Guaranty, Ltd.	986	48,334
Athene Holding, Ltd. Class A(1)	1,511	71,062
Axis Capital Holdings, Ltd.	967	57,479
Brighthouse Financial, Inc.(1)	1,160	45,507
Brown & Brown, Inc.	3,089	121,954
Cincinnati Financial Corp.	1,803	189,585
Enstar Group, Ltd.(1)	162	33,511
Equitable Holdings, Inc.	4,972	123,206
Erie Indemnity Co., Class A(2)	299	49,634
Everest Re Group, Ltd.	448	124,024
Fidelity National Financial, Inc.	3,083	139,814
First American Financial Corp.	1,271	74,125
Globe Life, Inc.	1,248	131,352
Hanover Insurance Group, Inc. (The)	457	62,458
Hartford Financial Services Group, Inc. (The)	4,098	249,035
Kemper Corp.	748	57,970
Lincoln National Corp.	2,359	139,205
Mercury General Corp.	366	17,835
Old Republic International Corp.	3,498	78,250
Primerica, Inc.	508	66,325
Principal Financial Group, Inc.	3,243	178,365
Reinsurance Group of America, Inc.	732	119,360
RenaissanceRe Holdings, Ltd.	505	98,990
RLI Corp.	541	48,701
Selective Insurance Group, Inc.	724	47,198
Unum Group	2,528	73,717
White Mountains Insurance Group, Ltd.	37	41,274
Willis Towers Watson PLC	1,546	312,199

		$3,559,100

Interactive Media & Services — 0.5%
ANGI Homeservices, Inc., Class A(1)(2)	818	$6,928
Cargurus, Inc.(1)	938	32,999
IAC/InterActiveCorp(1)	961	239,395
Match Group, Inc.(1)(2)	644	52,879
TripAdvisor, Inc.	1,176	35,727

		$367,928

Internet & Direct Marketing Retail — 0.6%
Etsy, Inc.(1)	1,430	$63,349
Expedia Group, Inc.	1,725	186,541
GrubHub, Inc.(1)(2)	1,143	55,596

Security	Shares	Value
Qurate Retail, Inc., Series A(1)	4,969	$41,889
Wayfair, Inc., Class A(1)(2)	728	65,789

		$413,164

IT Services — 4.1%
Akamai Technologies, Inc.(1)	2,021	$174,574
Alliance Data Systems Corp.	514	57,671
Amdocs, Ltd.	1,632	117,814
Black Knight, Inc.(1)	1,791	115,484
Booz Allen Hamilton Holding Corp., Class A	1,779	126,540
Broadridge Financial Solutions, Inc.	1,413	174,562
CoreLogic, Inc.	1,036	45,284
DXC Technology Co.	3,326	125,024
EPAM Systems, Inc.(1)	658	139,601
Gartner, Inc.(1)	1,147	176,753
Genpact, Ltd.	2,167	91,382
GoDaddy, Inc., Class A(1)	2,223	150,986
Jack Henry & Associates, Inc.	932	135,764
LiveRamp Holdings, Inc.(1)	748	35,956
MAXIMUS, Inc.	786	58,471
MongoDB, Inc.(1)(2)	574	75,544
Okta, Inc.(1)	1,289	148,712
Perspecta, Inc.	1,878	49,654
Sabre Corp.	3,487	78,248
Science Applications International Corp.	692	60,218
Square, Inc., Class A(1)(2)	4,108	256,997
Twilio, Inc., Class A(1)(2)	1,486	146,044
VeriSign, Inc.(1)	1,301	250,677
WEX, Inc.(1)	560	117,298

		$2,909,258

Leisure Products — 0.4%
Brunswick Corp.	1,108	$66,458
Hasbro, Inc.	1,458	153,979
Mattel, Inc.(1)(2)	4,019	54,458

		$274,895

Life Sciences Tools & Services — 2.4%
Agilent Technologies, Inc.	3,693	$315,050
Bio-Rad Laboratories, Inc., Class A(1)	266	98,428
Bio-Techne Corp.	448	98,340
Bruker Corp.	1,250	63,712
Charles River Laboratories International, Inc.(1)	614	93,795
IQVIA Holdings, Inc.(1)	2,093	323,389
Mettler-Toledo International, Inc.(1)	301	238,777
PerkinElmer, Inc.	1,390	134,969
PRA Health Sciences, Inc.(1)	819	91,032
Repligen Corp.(1)	593	54,853
Syneos Health, Inc.(1)	719	42,763
Waters Corp.(1)	778	181,780

		$1,736,888

Machinery — 6.2%
AGCO Corp.	939	$72,538
Allison Transmission Holdings, Inc.	1,685	81,419
CNH Industrial NV	13,596	149,556
Colfax Corp.(1)	1,196	43,511

Security	Shares	Value
Crane Co.	702	$60,639
Cummins, Inc.	1,794	321,054
Donaldson Co., Inc.	1,869	107,692
Dover Corp.	1,890	217,841
Flowserve Corp.	1,895	94,314
Fortive Corp.	3,699	282,567
Gardner Denver Holdings, Inc.(1)	1,858	68,151
Gates Industrial Corp. PLC(1)(2)	547	7,527
Graco, Inc.	2,377	123,604
IDEX Corp.	1,053	181,116
ITT, Inc.	1,206	89,136
John Bean Technologies Corp.	450	50,697
Lincoln Electric Holdings, Inc.	847	81,930
Middleby Corp. (The)(1)	741	81,154
Navistar International Corp.(1)	827	23,933
Nordson Corp.	738	120,176
Oshkosh Corp.	920	87,078
PACCAR, Inc.	4,043	319,801
Parker-Hannifin Corp.	1,528	314,493
Pentair PLC	2,402	110,180
RBC Bearings, Inc.(1)	337	53,361
Rexnord Corp.(1)	1,476	48,147
Snap-on, Inc.	622	105,367
Stanley Black & Decker, Inc.	1,833	303,801
Timken Co. (The)	984	55,409
Toro Co. (The)	1,524	121,417
WABCO Holdings, Inc.(1)	716	97,018
Watts Water Technologies, Inc., Class A	436	43,495
Westinghouse Air Brake Technologies Corp.(2)	2,423	188,509
Woodward, Inc.	808	95,700
Xylem, Inc.	2,383	187,757

		$4,390,088

Media — 2.2%
Altice USA, Inc., Class A(1)	4,673	$127,760
AMC Networks, Inc., Class A(1)	560	22,120
Cable One, Inc.	51	75,912
Discovery, Inc., Class A(1)(2)	5,958	195,065
DISH Network Corp., Class A(1)	3,033	107,581
Interpublic Group of Cos., Inc. (The)	4,944	114,206
Liberty Broadband Corp., Class A(1)	1,628	202,784
Liberty Latin America, Ltd., Class C(1)	1,737	33,802
New York Times Co. (The), Class A(2)	1,850	59,515
Nexstar Media Group, Inc., Class A	610	71,522
Omnicom Group, Inc.	2,801	226,937
Sinclair Broadcast Group, Inc., Class A	616	20,537
Sirius XM Holdings, Inc.(2)	16,648	119,033
TEGNA, Inc.	2,632	43,928
ViacomCBS, Inc., Class B	4,199	176,232

		$1,596,934

Metals & Mining — 0.7%
Nucor Corp.	3,867	$217,635

Security	Shares	Value
Reliance Steel & Aluminum Co.	1,068	$127,904
Steel Dynamics, Inc.	3,616	123,088

		$468,627

Multi-Utilities — 0.9%
Ameren Corp.	3,118	$239,462
CenterPoint Energy, Inc.	7,107	193,808
CMS Energy Corp.	3,712	233,262

		$666,532

Multiline Retail — 0.3%
Kohl’s Corp.	1,853	$94,410
Macy’s, Inc.(2)	3,349	56,933
Nordstrom, Inc.	1,247	51,040
Ollie’s Bargain Outlet Holdings, Inc.(1)(2)	570	37,227

		$239,610

Personal Products — 0.1%
Coty, Inc., Class A	3,619	$40,714

Pharmaceuticals — 0.8%
Catalent, Inc.(1)	1,836	$103,367
Elanco Animal Health, Inc.(1)	4,455	131,200
Horizon Therapeutics PLC(1)	2,350	85,070
Jazz Pharmaceuticals PLC(1)	679	101,361
Nektar Therapeutics(1)(2)	2,105	45,436
Perrigo Co. PLC	1,662	85,859

		$552,293

Professional Services — 2.2%
CoStar Group, Inc.(1)	437	$261,457
Exponent, Inc.	684	47,203
FTI Consulting, Inc.(1)	517	57,211
IHS Markit, Ltd.(1)	4,688	353,241
Insperity, Inc.	443	38,116
ManpowerGroup, Inc.	709	68,844
Nielsen Holdings PLC	4,454	90,416
Robert Half International, Inc.	1,475	93,146
TransUnion	2,426	207,690
TriNet Group, Inc.(1)	605	34,249
Verisk Analytics, Inc.	1,961	292,856

		$1,544,429

Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A(1)	4,243	$260,053
Jones Lang LaSalle, Inc.	854	148,673

		$408,726

Road & Rail — 0.9%
AMERCO	106	$39,837
J.B. Hunt Transport Services, Inc.	1,001	116,897
Kansas City Southern	1,191	182,413
Knight-Swift Transportation Holdings, Inc.	1,375	49,280
Landstar System, Inc.	463	52,722
Old Dominion Freight Line, Inc.	830	157,517
Schneider National, Inc., Class B	630	13,747

		$612,413

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 4.5%
Cabot Microelectronics Corp.	320	$46,182
Cree, Inc.(1)	1,337	61,702
Cypress Semiconductor Corp.	4,526	105,591
Entegris, Inc.	1,575	78,892
First Solar, Inc.(1)(2)	781	43,705
KLA Corp.	1,904	339,235
Lam Research Corp.	1,637	478,659
Marvell Technology Group, Ltd.	8,203	217,872
Maxim Integrated Products, Inc.	3,333	205,013
Microchip Technology, Inc.(2)	2,868	300,337
MKS Instruments, Inc.	758	83,387
Monolithic Power Systems, Inc.	486	86,518
ON Semiconductor Corp.(1)	5,086	123,997
Qorvo, Inc.(1)	1,421	165,163
Silicon Laboratories, Inc.(1)	506	58,686
Skyworks Solutions, Inc.	2,105	254,452
Teradyne, Inc.	2,404	163,929
Universal Display Corp.	541	111,484
Xilinx, Inc.	3,010	294,288

		$3,219,092

Software — 7.1%
ACI Worldwide, Inc.(1)	1,326	$50,236
Alteryx, Inc., Class A(1)(2)	644	64,445
Anaplan, Inc.(1)	1,048	54,915
ANSYS, Inc.(1)	1,059	272,597
Appfolio, Inc., Class A(1)	192	21,110
Aspen Technology, Inc.(1)	871	105,330
Avalara, Inc.(1)	823	60,285
Blackbaud, Inc.	646	51,422
Blackline, Inc.(1)	624	32,173
Cadence Design Systems, Inc.(1)	3,496	242,483
CDK Global, Inc.	1,415	77,372
Ceridian HCM Holding, Inc.(1)(2)	1,144	77,655
Citrix Systems, Inc.	1,643	182,209
Cornerstone OnDemand, Inc.(1)	697	40,809
Coupa Software, Inc.(1)(2)	784	114,660
DocuSign, Inc.(1)	1,736	128,655
Dropbox, Inc., Class A(1)	2,584	46,279
Elastic NV(1)	427	27,456
Envestnet, Inc.(1)	606	42,196
Fair Isaac Corp.(1)	365	136,758
FireEye, Inc.(1)	2,409	39,821
Five9, Inc.(1)	742	48,660
Fortinet, Inc.(1)	1,604	171,243
Guidewire Software, Inc.(1)	1,034	113,502
HubSpot, Inc.(1)	512	81,152
j2 Global, Inc.	560	52,478
LogMeIn, Inc.	589	50,501
Manhattan Associates, Inc.(1)	838	66,831
New Relic, Inc.(1)	561	36,863
NortonLifeLock, Inc.	7,528	192,115
Nuance Communications, Inc.(1)	3,503	62,458
Nutanix, Inc., Class A(1)	2,065	64,552

Security	Shares	Value
Palo Alto Networks, Inc.(1)	1,160	$268,250
Paycom Software, Inc.(1)	604	159,915
Paylocity Holding Corp.(1)	460	55,577
Pegasystems, Inc.	428	34,090
Pluralsight, Inc., Class A(1)(2)	791	13,613
Proofpoint, Inc.(1)	716	82,182
PTC, Inc.(1)	1,254	93,912
Q2 Holdings, Inc.(1)(2)	548	44,432
Qualys, Inc.(1)	441	36,766
RealPage, Inc.(1)	1,043	56,061
RingCentral, Inc., Class A(1)	901	151,972
Smartsheet, Inc., Class A(1)	1,426	64,056
SolarWinds Corp.(1)(2)	493	9,145
Splunk, Inc.(1)	1,850	277,075
SS&C Technologies Holdings, Inc.	2,809	172,473
Synopsys, Inc.(1)	1,878	261,418
Teradata Corp.(1)	1,314	35,176
Trade Desk, Inc. (The), Class A(1)(2)	472	122,616
Tyler Technologies, Inc.(1)	469	140,709
Verint Systems, Inc.(1)	886	49,049
Zendesk, Inc.(1)	1,415	108,431
Zscaler, Inc.(1)(2)	825	38,363

		$5,084,502

Specialty Retail — 2.8%
Aaron’s, Inc.	877	$50,086
Advance Auto Parts, Inc.	775	124,124
American Eagle Outfitters, Inc.	1,689	24,828
AutoNation, Inc.(1)	628	30,540
AutoZone, Inc.(1)	274	326,419
Best Buy Co., Inc.	2,703	237,323
Burlington Stores, Inc.(1)	772	176,039
CarMax, Inc.(1)	1,882	164,995
Dick’s Sporting Goods, Inc.(2)	728	36,029
Five Below, Inc.(1)	648	82,853
Floor & Decor Holdings, Inc., Class A(1)	875	44,459
Foot Locker, Inc.	1,121	43,708
Gap, Inc. (The)	2,227	39,373
L Brands, Inc.	2,834	51,352
Penske Automotive Group, Inc.	337	16,924
Tiffany & Co.	1,356	181,229
Tractor Supply Co.	1,408	131,564
Ulta Beauty, Inc.(1)	660	167,072
Williams-Sonoma, Inc.(2)	849	62,351

		$1,991,268

Technology Hardware, Storage & Peripherals — 1.5%
Hewlett Packard Enterprise Co.	15,917	$252,444
NCR Corp.(1)	1,490	52,388
NetApp, Inc.	2,851	177,475
Pure Storage, Inc., Class A(1)	2,451	41,936
Seagate Technology PLC	3,244	193,018
Western Digital Corp.	3,623	229,952
Xerox Holdings Corp.	2,509	92,507

		$1,039,720

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings, Ltd.(1)	1,752	$66,839
Carter’s, Inc.	488	53,358
Columbia Sportswear Co.	322	32,261
Deckers Outdoor Corp.(1)	332	56,062
Hanesbrands, Inc.	3,754	55,747
lululemon Athletica, Inc.(1)	1,245	288,429
PVH Corp.	867	91,165
Ralph Lauren Corp., Class A	571	66,933
Skechers U.S.A., Inc., Class A(1)	1,334	57,615
Tapestry, Inc.	3,298	88,947
Under Armour, Inc., Class A(1)(2)	4,194	90,590

		$947,946

Thrifts & Mortgage Finance — 0.4%
Essent Group, Ltd.	1,141	$59,321
LendingTree, Inc.(1)(2)	84	25,489
MGIC Investment Corp.	4,349	61,625
New York Community Bancorp, Inc.	5,463	65,665
Radian Group, Inc.	2,477	62,321
TFS Financial Corp.	652	12,832

		$287,253

Trading Companies & Distributors — 1.2%
Air Lease Corp.	1,480	$70,330
Fastenal Co.	6,682	246,900
HD Supply Holdings, Inc.(1)	2,470	99,343
MSC Industrial Direct Co., Inc., Class A	598	46,925
United Rentals, Inc.(1)	1,076	179,444
Univar Solutions, Inc.(1)	2,482	60,164
W.W. Grainger, Inc.	488	165,198

		$868,304

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	1,048	$44,896

Water Utilities — 0.6%
American Water Works Co., Inc.	2,219	$272,604
Aqua America, Inc.	3,322	155,935

		$428,539

Wireless Telecommunication Services — 0.0%(3)
Telephone & Data Systems, Inc.	1,192	$30,313
United States Cellular Corp.(1)	139	5,036

		$35,349

Total Common Stocks (identified cost $56,354,567)		$70,889,539

Short-Term Investments — 0.4%

Securities Lending Collateral — 0.4%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(4)	302,386	$302,386

Total Securities Lending Collateral (identified cost $302,386)		$302,386

Total Short-Term Investments (identified cost $302,386)		$302,386

Total Investments (identified cost $56,656,953) — 99.8%		$71,191,925

Other Assets, Less Liabilities — 0.2%		$147,490

Net Assets — 100.0%		$71,339,415

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

Notes to Schedule of Investments

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at December 31, 2019. The aggregate market value of securities on loan at December 31, 2019 was $4,629,949 and the total market value of the collateral received by the Fund was $4,706,220, comprised of cash of $302,386 and U.S. government and/or agencies securities of $4,403,834.

(3)	Amount is less than 0.05%.

(4)	Represents investment of cash collateral received in connection with securities lending.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the Fund’s holdings as of December 31, 2019, based on the inputs used to value them:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$70,889,539	(1)	$—	$—	$70,889,539
Short-Term Investments	302,386		—	—	302,386
Total Investments	$71,191,925		$—	$—	$71,191,925

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.